EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 13.08%
$ 2,000,000	AIG Ltd(a)(b) Series 2019-2A Class AR 5.92%, 10/25/2033 3-mo. LIBOR + 1.10%	$ 1,963,532
	Anchorage Capital Ltd(a)(b)
	Series 14-3RA Class A
3,599,528	5.85%, 01/28/2031 3-mo. LIBOR + 1.05%	3,550,374
	Series 2014-4RA Class A
4,890,848	5.85%, 01/28/2031 3-mo. LIBOR + 1.05%	4,837,890
4,950,000	Apidos XII(a)(b) Series 13-12A Class AR 5.87%, 04/15/2031 3-mo. LIBOR + 1.08%	4,890,600
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 6.07%, 04/25/2034 3-mo. LIBOR + 1.25%	3,303,573
350,000	Cathedral Lake VII Ltd(a)(b) Series 2021-7RA Class D 9.07%, 01/15/2032 3-mo. LIBOR + 4.28%	325,884
4,250,000	Dryden Ltd(a)(b) Series 2018-57A Class A 5.87%, 05/15/2031 3-mo. LIBOR + 1.01%	4,187,138
314,991	Educational Funding of the South Inc(b) Series 2011-1 Class A2 5.47%, 04/25/2035 3-mo. LIBOR + 0.65%	313,609
500,000	Ford Credit Auto Owner Trust(a) Series 2021-1 Class A 1.37%, 10/17/2033	453,218
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 5.83%, 04/20/2031 3-mo. LIBOR + 1.02%	4,531,336
800,000	Gulf Stream Meridian 3 Ltd(a)(b) Series 2021-IIIA Class A2 6.54%, 04/15/2034 3-mo. LIBOR + 1.75%	771,719
650,000	Ladder Capital Commercial Mortgage Trust(a)(b) Series 2021-FL2 Class A 5.88%, 12/13/2038 1-mo. LIBOR + 1.20%	629,469
620,000	Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022-ELL Class A3 4.28%, 02/01/2036	590,279
2,956,818	Madison Park Funding XXX LTD(a)(b) Series 2018-30A Class A 5.54%, 04/15/2029 3-mo. LIBOR + 0.75%	2,906,635
Principal Amount		Fair Value
Non-Agency — (continued)
$ 700,000	MF1 Multifamily Housing Mortgage Loan Trust(a)(b) Series 2021-FL6 Class A 5.81%, 07/16/2036 1-mo. LIBOR + 1.10%	$ 678,783
614,893	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 5.40%, 05/25/2057 1-mo. LIBOR + 0.55%	600,813
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 8.04%, 04/18/2031 3-mo. LIBOR + 3.25%	191,767
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 7.07%, 01/25/2034 3-mo. LIBOR + 2.25%	1,870,172
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 5.95%, 01/20/2031 3-mo. LIBOR + 1.14%	6,551,507
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 5.97%, 01/20/2031 3-mo SOFR + 1.33%	6,573,917
TOTAL ASSET-BACKED SECURITIES — 13.08% (Cost $50,729,455)		$49,722,215
CORPORATE BONDS AND NOTES
Basic Materials — 0.46%
185,000	CF Industries Inc 5.38%, 03/15/2044	167,000
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	203,078
400,000	Glencore Funding LLC(a) 1.63%, 04/27/2026	361,885
	Nucor Corp
175,000	3.95%, 05/23/2025	172,182
650,000	4.30%, 05/23/2027	638,172
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	214,546
		1,756,863
Communications — 2.47%
1,922,000	AT&T Inc 2.30%, 06/01/2027	1,761,344
1,800,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	1,782,037
68,000	Expedia Group Inc(c) 2.95%, 03/15/2031	56,742
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	394,667
	Meta Platforms Inc
1,025,000	3.50%, 08/15/2027	989,959
835,000	3.85%, 08/15/2032	781,258

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 205,000	Netflix Inc 4.88%, 04/15/2028	$ 203,975
	Prosus NV
380,000	3.26%, 01/19/2027(a)	345,031
590,000	3.68%, 01/21/2030	500,976
	T-Mobile USA Inc
1,606,000	3.75%, 04/15/2027	1,543,805
250,000	4.75%, 02/01/2028	246,802
230,000	3.38%, 04/15/2029	209,688
550,000	5.20%, 01/15/2033	560,956
		9,377,240
Consumer, Cyclical — 1.75%
	AutoNation Inc
345,000	4.50%, 10/01/2025	337,167
125,000	1.95%, 08/01/2028	103,463
	General Motors Financial Co Inc
450,000	4.30%, 07/13/2025	439,441
825,000	1.25%, 01/08/2026	742,871
1,000,000	5.00%, 04/09/2027	988,167
310,000	Lennar Corp 4.75%, 11/29/2027	306,733
220,000	Lithia Motors Inc(a)(c) 4.38%, 01/15/2031	189,475
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	367,693
225,000	3.75%, 04/01/2032	207,754
	Marriott International Inc
500,000	5.00%, 10/15/2027	501,034
650,000	2.85%, 04/15/2031	553,673
215,000	Mattel Inc(a) 5.88%, 12/15/2027	213,925
215,000	Newell Brands Inc 4.88%, 06/01/2025	209,594
	Warnermedia Holdings Inc(a)
1,300,000	4.05%, 03/15/2029	1,209,174
300,000	4.28%, 03/15/2032	267,839
		6,638,003
Consumer, Non-Cyclical — 5.19%
1,075,000	AbbVie Inc 3.20%, 11/21/2029	997,621
110,000	Adventist Health System 2.95%, 03/01/2029	97,806
	Amgen Inc
2,775,000	5.15%, 03/02/2028	2,833,334
630,000	5.25%, 03/02/2030	644,353
450,000	4.20%, 03/01/2033(c)	431,337
675,000	Banner Health 2.34%, 01/01/2030	584,131
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	198,375
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	893,694
275,000	Bristol Myers Squibb Co 2.95%, 03/15/2032	247,911
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 235,000	Centene Corp 2.50%, 03/01/2031	$ 190,303
	Constellation Brands Inc
925,000	3.70%, 12/06/2026	894,255
75,000	2.25%, 08/01/2031	61,616
64,000	4.75%, 05/09/2032	63,239
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	121,824
	CVS Health Corp
566,000	3.25%, 08/15/2029	517,625
225,000	1.88%, 02/28/2031(c)	182,233
755,000	Emory University 2.14%, 09/01/2030	643,929
	GE HealthCare Technologies Inc(a)
820,000	5.65%, 11/15/2027	847,568
620,000	5.86%, 03/15/2030	648,641
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	900,687
200,000	HCA Inc 5.63%, 09/01/2028	202,323
230,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(a) 3.75%, 12/01/2031	189,937
375,000	JDE Peet's NV(a) 1.38%, 01/15/2027	325,572
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	798,517
170,000	Kraft Heinz Foods Co 6.50%, 02/09/2040	186,797
450,000	PayPal Holdings Inc(c) 3.90%, 06/01/2027	442,154
	Philip Morris International Inc
225,000	5.63%, 11/17/2029	235,095
325,000	5.75%, 11/17/2032	341,058
225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	198,457
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	216,766
255,000	Rush Obligated Group 3.92%, 11/15/2029	236,429
900,000	S&P Global Inc(c) 4.25%, 05/01/2029	886,015
180,000	Stanford Health Care 3.31%, 08/15/2030	163,550
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	182,453
130,000	Sutter Health 2.29%, 08/15/2030	109,015
	UnitedHealth Group Inc
1,100,000	5.30%, 02/15/2030	1,159,210
100,000	4.20%, 05/15/2032	98,012
1,600,000	5.35%, 02/15/2033(c)	1,700,467
60,000	University of Chicago 5.42%, 10/01/2030	62,082
		19,734,391

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Energy — 2.22%
$ 1,240,000	Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029	$ 1,160,677
525,000	Aker BP ASA(a) 2.00%, 07/15/2026	472,276
220,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	204,382
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	211,911
387,000	Enbridge Inc 5.70%, 03/08/2033	402,536
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	958,131
325,000	5.50%, 06/01/2027	328,486
205,000	EQT Corp 6.13%, 02/01/2025	206,219
1,050,000	MPLX LP 1.75%, 03/01/2026	958,243
180,000	Ovintiv Inc 6.50%, 08/15/2034	181,972
150,000	Phillips 66 1.30%, 02/15/2026	135,821
760,000	QatarEnergy(a) 2.25%, 07/12/2031	645,050
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	772,900
900,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	905,714
270,000	Targa Resources Corp 4.20%, 02/01/2033	242,917
210,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.88%, 01/15/2029	214,036
425,000	Williams Cos Inc 5.65%, 03/15/2033	438,906
		8,440,177
Financial — 5.95%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,054,813
675,000	3.00%, 10/29/2028	589,290
250,000	3.30%, 01/30/2032	207,107
665,000	Agree LP REIT 4.80%, 10/01/2032	640,705
375,000	Air Lease Corp(c) 2.88%, 01/15/2026	349,569
550,000	Ally Financial Inc 7.10%, 11/15/2027	558,657
461,000	American International Group Inc 3.90%, 04/01/2026	448,434
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	289,011
500,000	Avolon Holdings Funding Ltd(a) 4.25%, 04/15/2026	470,138
200,000	Banco Santander SA 2.75%, 12/03/2030	156,010
Principal Amount		Fair Value
Financial — (continued)
	Bank of America Corp
$ 925,000	4.18%, 11/25/2027	$ 893,878
1,050,000	4.57%, 04/27/2033	999,495
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	73,365
200,000	5.83%, 10/25/2033	213,574
	BNP Paribas SA(a)
975,000	3.38%, 01/09/2025	935,179
625,000	1.32%, 01/13/2027	552,506
950,000	BPCE SA(a) 1.65%, 10/06/2026	853,534
1,050,000	Capital One Financial Corp(b) 5.50%, 12/06/2024 1-day SOFR + 0.69%	1,027,311
875,000	Citigroup Inc 0.78%, 10/30/2024	850,589
950,000	Crown Castle Inc REIT 3.65%, 09/01/2027	901,176
375,000	Deutsche Bank AG 2.13%, 11/24/2026	323,165
825,000	Fifth Third Bancorp 4.77%, 07/28/2030	762,972
378,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	294,978
450,000	ING Groep NV 4.02%, 03/28/2028	425,596
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	251,445
	JPMorgan Chase & Co
375,000	4.02%, 12/05/2024	371,342
860,000	4.59%, 04/26/2033	832,760
995,000	KeyCorp 4.79%, 06/01/2033	890,842
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	211,500
565,000	M&T Bank Corp 5.05%, 01/27/2034	524,657
550,000	Macquarie Bank Ltd(a) 3.05%, 03/03/2036	418,548
	Morgan Stanley
438,000	2.94%, 01/21/2033	371,057
725,000	2.48%, 09/16/2036	550,782
230,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	154,836
975,000	NatWest Group PLC 4.27%, 03/22/2025 3-mo. LIBOR + 1.76%	956,801
550,000	Prologis LP REIT 4.63%, 01/15/2033	543,558
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	201,759
400,000	US Bancorp 5.85%, 10/21/2033	417,811
230,000	VICI Properties LP / VICI Note Co Inc REIT(a) 3.50%, 02/15/2025	217,974

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	$ 1,814,679
		22,601,403
Industrial — 1.68%
215,000	AECOM 5.13%, 03/15/2027	212,973
235,000	Atkore Inc(a) 4.25%, 06/01/2031	205,708
300,000	Berry Global Inc 1.57%, 01/15/2026	272,343
650,000	Boeing Co 5.15%, 05/01/2030	654,064
650,000	Eaton Corp 4.15%, 03/15/2033	628,665
250,000	General Electric Co 6.75%, 03/15/2032	283,789
235,000	Hillenbrand Inc 3.75%, 03/01/2031	196,225
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	152,189
550,000	Lockheed Martin Corp 5.25%, 01/15/2033	587,282
235,000	Masonite International Corp(a) 3.50%, 02/15/2030	194,770
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,100,750
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	205,453
25,000	Nature Conservancy 1.30%, 07/01/2028	20,540
1,075,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 4.40%, 07/01/2027	1,031,276
275,000	Republic Services Inc 4.88%, 04/01/2029	277,975
	Waste Management Inc
200,000	1.15%, 03/15/2028	171,343
200,000	4.15%, 04/15/2032	193,837
		6,389,182
Technology — 2.84%
	Broadcom Inc(a)
975,000	2.45%, 02/15/2031	798,251
340,000	4.15%, 04/15/2032	309,803
250,000	3.47%, 04/15/2034	205,320
1,563,000	3.14%, 11/15/2035	1,202,040
	Dell International LLC / EMC Corp
105,000	5.85%, 07/15/2025	106,722
875,000	6.02%, 06/15/2026	898,026
150,000	5.30%, 10/01/2029	151,131
25,000	6.20%, 07/15/2030	26,071
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	209,856
1,045,000	HP Inc 4.00%, 04/15/2029	991,404
Principal Amount		Fair Value
Technology — (continued)
$ 225,000	MSCI Inc(a) 3.63%, 09/01/2030	$ 195,595
550,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	450,967
	Oracle Corp
475,000	4.50%, 05/06/2028	469,284
104,000	2.95%, 04/01/2030	91,827
625,000	4.65%, 05/06/2030	608,578
2,350,000	6.25%, 11/09/2032	2,527,546
537,000	4.90%, 02/06/2033	525,974
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	386,856
	Workday Inc
250,000	3.50%, 04/01/2027	239,191
275,000	3.70%, 04/01/2029	257,789
175,000	3.80%, 04/01/2032	160,443
		10,812,674
Utilities — 0.38%
560,000	Korea Hydro & Nuclear Power Co Ltd(a) 4.25%, 07/27/2027	550,211
475,000	NiSource Inc 5.25%, 03/30/2028	483,190
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	204,240
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	217,465
		1,455,106
TOTAL CORPORATE BONDS AND NOTES — 22.94% (Cost $94,100,200)		$87,205,039
FOREIGN GOVERNMENT BONDS AND NOTES
	African Export-Import Bank(a)
200,000	2.63%, 05/17/2026	178,308
200,000	3.80%, 05/17/2031	161,000
260,000	Export-Import Bank of Korea 5.00%, 01/11/2028	265,504
380,000	Hungary Government International Bond 6.13%, 05/22/2028	389,025
856,000	Romanian Government International Bond 3.00%, 02/14/2031	703,372
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.45% (Cost $1,930,110)		$1,697,209
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.02%
	BANK
	Series 2017-BNK5 Class A5
1,600,000	3.39%, 06/15/2060	1,485,026

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-BNK39 Class A4
$ 1,400,000	2.93%, 02/15/2055	$ 1,179,139
900,000	BX Commercial Mortgage Trust(a)(b) Series 2021-CIP Class A 5.61%, 12/15/2038 1-mo. LIBOR + 0.92%	867,281
650,000	BX Trust(a)(b) Series 2021-ARIA Class C 6.33%, 10/15/2036 1-mo. LIBOR + 1.65%	607,626
1,300,000	ELP Commercial Mortgage Trust(a)(b) Series 2021-ELP Class A 5.39%, 11/15/2038 1-mo. LIBOR + 0.70%	1,244,586
4,300,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 5.98%, 12/15/2036 1-mo SOFR + 1.15%	4,205,195
613,369	JPMorgan Chase Commercial Mortgage Securities Trust(d) Series 2013-C13 Class A4 3.99%, 01/15/2046	610,620
834,964	JPMorgan Mortgage Trust(a)(d) Series 2021-LTV2 Class A1 2.52%, 05/25/2052	681,648
184,624	KKR Industrial Portfolio Trust(a)(b) Series 2021-KDIP Class A 5.49%, 12/15/2037 1-mo SOFR + 0.66%	178,923
93,095	Onslow Bay Mortgage Loan Trust(a)(e) Series 2022-NQM7 Class A1 5.11%, 08/25/2062	91,416
1,129,869	Ready Capital Mortgage Financing LLC(a)(b) Series 2021-FL7 Class A 6.05%, 11/25/2036 1-mo. LIBOR + 1.20%	1,092,632
2,350,000	Starwood Trust(a)(b) Series 2021-FLWR Class A 5.26%, 07/15/2036 1-mo. LIBOR + 0.58%	2,250,859
	Verus Securitization Trust(a)
	Series 2021-8 Class A1
98,784	1.82%, 11/25/2066(d)	83,970
	Series 2022-1 Class A1
793,795	2.72%, 01/25/2067(e)	706,388
		15,285,309
U.S. Government Agency — 3.99%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	6.21%, 12/25/2041 1-mo SOFR + 1.65%	194,934
	Series 2022-R05 Class 2M1
183,542	6.46%, 04/25/2042 1-mo SOFR + 1.90%	183,170
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-R05 Class 2M2
$ 165,000	7.56%, 04/25/2042 1-mo SOFR + 3.00%	$ 160,878
	Federal Home Loan Mortgage Corp
1,156	4.50%, 10/01/2025	1,145
585,828	4.50%, 10/01/2048	582,490
440,482	4.50%, 05/01/2049	437,813
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
133,124	6.21%, 01/25/2034 1-mo SOFR + 1.65%	130,640
	Series 2022-DNA1 Class M1A
425,571	5.56%, 01/25/2042 1-mo SOFR + 1.00%	417,354
	Series 2022-DNA3 Class M1A
156,229	6.56%, 04/25/2042 1-mo SOFR + 2.00%	156,229
	Federal National Mortgage Association
1,252,512	4.50%, 07/01/2048	1,249,088
140,934	4.50%, 10/01/2048	140,533
311,580	4.50%, 02/01/2049	309,775
13,734	4.50%, 08/01/2049	13,646
763,730	4.50%, 10/01/2049	759,103
62,307	4.50%, 01/01/2050	61,461
183,684	4.50%, 02/01/2050	181,940
53,729	4.50%, 05/01/2050	53,321
39,688	4.50%, 08/01/2050	39,134
7,636,629	4.00%, 06/01/2052	7,303,670
	Government National Mortgage Association
1,624,686	4.50%, 10/20/2048	1,619,190
1,168,186	5.00%, 12/20/2048	1,184,774
		15,180,288
TOTAL MORTGAGE-BACKED SECURITIES — 8.01% (Cost $32,426,022)		$30,465,597
MUNICIPAL BONDS AND NOTES
90,000	California Statewide Communities Development Authority 1.88%, 02/01/2031	71,464
240,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	208,991
65,000	City of Houston, Texas Airport System Revenue 2.24%, 07/01/2029	56,506
30,000	City of New Orleans, Louisiana Water System Revenue 1.46%, 12/01/2028	25,141

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 20,000	City of Tucson, Arizona Series A 1.46%, 07/01/2028	$ 17,258
85,000	Metropolitan Transportation Authority Series A2 5.99%, 11/15/2030	90,990
490,000	Municipal Improvement Corp of Los Angeles Series A 2.07%, 11/01/2030	406,841
	Port of Oakland
70,000	1.95%,05/01/2028	61,869
80,000	2.20%,05/01/2031	66,983
35,000	San Jose Financing Authority 1.86%, 06/01/2030	28,822
5,000	State of Maryland Department of Transportation 1.30%, 08/01/2028	4,224
TOTAL MUNICIPAL BONDS AND NOTES — 0.27% (Cost $1,240,100)		$1,039,089
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
26,049,322	0.50%, 01/15/2028	25,138,274
21,312,077	0.75%, 07/15/2028	20,896,450
37,132,259	0.88%, 01/15/2029	36,478,093
14,603,625	0.25%, 07/15/2029	13,836,079
7,211,344	0.13%, 01/15/2030	6,719,860
10,968,296	0.13%, 07/15/2030	10,204,585
13,101,564	0.13%, 01/15/2031	12,107,687
29,021,720	0.13%, 07/15/2031	26,726,340
16,329,053	0.13%, 01/15/2032	14,913,815
6,280,987	0.63%, 07/15/2032	5,998,956
16,471,176	1.13%, 01/15/2033	16,428,068
3,183,545	2.13%, 02/15/2040	3,513,589
TOTAL U.S. TREASURY BONDS AND NOTES — 50.75% (Cost $213,038,425)		$192,961,796
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
279,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(f), 4.89%(g)	279,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.07% (Cost $279,000)		$279,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.75%
$ 866,259	Undivided interest of 0.59% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $866,259 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(f)	$ 866,259
991,268	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $991,268 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(f)	991,268
991,268	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $991,268 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(f)	991,268
TOTAL SHORT TERM INVESTMENTS — 0.75% (Cost $2,848,795)		$2,848,795
TOTAL INVESTMENTS — 96.32% (Cost $396,592,107)		$366,218,740
OTHER ASSETS & LIABILITIES, NET — 3.68%		$13,998,708
TOTAL NET ASSETS — 100.00%		$380,217,448

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2023.
(c)	All or a portion of the security is on loan at March 31, 2023.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2023. Maturity date disclosed represents final maturity date.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2023.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TIPS	Treasury Inflation Protected Securities
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 2 Year Treasury Note Futures	513	USD	105,910,454	June 2023	$843,062
U.S. 5 Year Treasury Note Futures	260	USD	28,472,031	June 2023	479,005
Short
U.S. 10 Year Treasury Note Futures	60	USD	6,895,313	June 2023	(52,247)
U.S. 10 Year Treasury Ultra Futures	139	USD	16,838,547	June 2023	(566,340)
U.S. Long Bond Futures	81	USD	10,623,656	June 2023	(393,795)
U.S. Ultra Bond Futures	26	USD	3,669,250	June 2023	(101,435)
				Net Appreciation	$208,250
At March 31, 2023, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(a)	Value	Upfront Payments/ (Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Payment Frequency
Sell Credit Protection	$	$	$			$
Republic of Panama	$ 660,000	$(1,847)	$(15,454)	1.00%	December 20, 2027	$13,607	1.07%	Quarterly
United Mexican States	1,140,000	(9,192)	(8,161)	1.00	June 20, 2028	(1,031)	1.17%	Quarterly
Republic of Indonesia	1,130,000	3,376	1,605	1.00	June 20, 2028	1,771	0.94%	Quarterly
Republic of Peru	1,130,000	(1,622)	84	1.00	June 20, 2028	(1,706)	1.03%	Quarterly
Republic of Philippines	1,120,000	4,082	(1,433)	1.00	June 20, 2028	5,516	0.92%	Quarterly
Republic of Chile	1,130,000	(4,831)	(13,425)	1.00	June 20, 2028	8,594	1.09%	Quarterly
					Net Appreciation	$26,751
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b) Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund		Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
4.54%	1-day SOFR	USD	4,950,000	March 15, 2025	$ 3,314	Annual
3.50%	1-day SOFR	USD	3,260,000	June 21, 2026	15,450	Annual
1-day SOFR	3.71%	USD	5,330,000	September 30, 2027	(21,188)	Annual
1-day SOFR	3.00%	USD	4,370,000	June 21, 2030	(46,454)	Annual
1-day SOFR	2.68%	USD	2,720,000	July 28, 2032	(15,654)	Annual
2.91%	1-day SOFR	USD	6,760,000	July 28, 2037	19,662	Annual
2.72%	1-day SOFR	USD	13,210,000	August 11, 2037	41,075	Annual
1-day SOFR	2.08%	USD	5,130,000	July 28, 2047	16,944	Annual
1-day SOFR	2.17%	USD	6,380,000	August 11, 2052	31,971	Annual
				Net Appreciation	$45,120
At March 31, 2023, the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
CPI	2.78%	$ 7,200,000	May 06, 2024	$ 603,838	At Maturity
CPI	1.77%	18,200,000	August 05, 2024	2,173,005	At Maturity
CPI	3.97%	71,700,000	March 10, 2025	11,859	At Maturity
CPI	1.72%	21,200,000	September 23, 2025	2,964,370	At Maturity
CPI	2.06%	13,300,000	December 23, 2025	1,555,955	At Maturity
CPI	3.39%	36,100,000	June 23, 2026	(353,928)	At Maturity
			Net Appreciation	$6,955,099
Counterparty Abbreviations:
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Government Money Market Mutual Funds and Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 772 long futures contracts and an average of 309 short futures contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $5,597,500 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $90,057,500 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $167,700,000 in inflation swaps for the reporting period.

March 31, 2023